Financial Instruments - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sensitivity analysis
Treasury stock as a percentage of capital	1.02%	1.04%
Interest rate risk
Financial instrument risk
Financial liabilities	€ 8,527	€ 8,971
Sensitivity analysis
Higher rate increment (as a percent)	1.00%
Increase in interest expense if rate had been higher	€ 22	30
Interest rate risk | Fixed-interest
Financial instrument risk
Financial liabilities	€ 6,250	€ 6,430
Percentage of outstanding debt	73.00%	71.00%
Interest rate risk | Variable-interest
Financial instrument risk
Financial liabilities	€ 2,277	€ 2,541
Percentage of outstanding debt	27.00%	29.00%